FAIR VALUE (Tables)	12 Months Ended
Feb. 28, 2018
Fair Value Disclosures [Abstract]
Schedule Of Long Term Investments Fair Value Option Method [Table Text Block]
The Group accounted for its investments in two third-party companies using the fair value option which is how management assesses the return on these investments. Changes in fair value are reflected in the consolidated statement of operations.

	As of	As of
	February 28,	February 28,
	2017	2018

Fair value option investments
Long-term investment in a third-party online education company (1)	$3,062,191	$-
Long-term investment in a third-party technology company (2)	7,096,323	7,786,000
	$10,158,514	$7,786,000

(1)
In February 2013, the Group acquired 16.85% equity interest in a third-party online education company with a total cash consideration of $3,080,000. The equity interest was acquired through the Group's purchase of its convertible redeemable preferred shares. The Group disposed all its equity interest in this online education company to a third party and recognized a gain of $5,846,737 in fiscal year 2018.

(2)
In August 2014, the Group acquired 4.76% equity interest in a third-party technology company with a total cash consideration of $5,000,000. The equity interest was acquired through the Group's purchase of its convertible redeemable preferred shares. The fair value change of the investment was an increase of $nil and $274,711 in fiscal years 2017 and 2018, respectively.

Schedule Of Long Term Investments Fair Value Option Method Roll Forward [Table Text Block]
For the years ended February 29, 2016, February 28, 2017 and February 28, 2018, the changes in the carrying amounts of long-term investments measured using the fair value option on a recurring basis were as follows:

Balance as of February 28, 2015	$9,282,000
Changes in fair value	1,265,852
Foreign exchange difference	(24,852)
Balance as of February 29, 2016	$10,523,000
Foreign exchange difference	(364,486)
Balance as of February 28, 2017	$10,158,514
Changes in fair value	6,250,878
Disposal	(9,038,358)
Foreign exchange difference	414,966
Balance as of February 28, 2018	$7,786,000

Schedule of Available for Sale Securities Noncurrent [Table Text Block]
The Group accounted for the following investments as debt securities and classified as available-for-sale investments, which were measured subsequently at fair value in the balance sheet and unrealized holding gains and losses were reported in other comprehensive income.

	As of	As of
	February 28,	February 28,
	2017	2018

Available-for-sale investments in:
BabyTree Inc. (3)	$98,216,000	$121,624,368
Guokr Corporation Limited (4)	15,745,000	15,745,000
Changing (5)	65,623,000	93,571,000
Shanghai Zhengda Ximalaya Technology Company Limited (“Ximalaya”) (6)	9,466,249	15,994,153
Know Box Limited (7)	4,660,307	20,627,000
Other third-party companies (8)	41,965,288	55,216,248
	$235,675,844	$322,777,769

(3)
In January 2014, the Group acquired minority equity interests in BabyTree Inc. by purchasing its Series E convertible redeemable preferred shares with a total cash consideration of $23,475,000. BabyTree Inc. is an online parenting community and an online retailer of maternity and kids products. The fair value change of the investment was an increase of $72,799,000 and $26,192,398 in fiscal years 2017 and 2018, respectively.

In fiscal year 2018, the Group sold part of the equity interest in Babytree Inc. to Gongying Fund and recognized $3,043,589 disposal gain.

(4)
In October 2014, the Group acquired minority equity interests in Guokr Corporation Limited by purchasing its Series C convertible redeemable preferred shares with a total cash consideration of $15,000,000. Guokr Corporation Limited was incorporated in the Cayman Islands and is an open and diverse interest community that provides interesting science and technology content. The fair value change of the investment was both $nil in fiscal years 2017 and 2018, respectively.

(5)
In April and August 2015, the Group acquired 30% equity interest in aggregate in Changing, which operates a customer-to-customer mobile tutoring platform in China. The equity interest was acquired through the Group's purchase of its Series B+ and Series C convertible redeemable preferred shares.

In fiscal year 2017, the Group entered into agreements with Changing and its founders to

a)
Purchase a portion of ordinary shares from one of Changing’s founders with cash consideration of $4,825,000. Immediately after, Changing replaced these ordinary shares held by the Group with Series B+ convertible redeemable preferred shares at no additional costs.

b)
Surrender a portion of Series C convertible redeemable preferred shares to Changing in exchange for the Guangzhou Tutoring, which was previously disposed in fiscal year 2016. Please refer to Note 3 and Note 15 for details.

c)	Purchase a portion of Series C convertible redeemable preferred shares of Changing with total cash consideration of $17,861,744, of which $12,171,744 was paid in fiscal year 2017.

The above three transactions were discrete and separately accounted for. In fiscal year 2018, the Group acquired minority equity interests in Changing by purchasing its Series D convertible redeemable preferred shares with a total cash consideration of $15,000,000.  An increase of change in fair value of the investment in Changing amounted to $1,400,256 and $12,948,000 in fiscal years 2017 and 2018, respectively.

(6)
In August 2016, the Group acquired minority equity interests in Ximalaya, an online Frequency Modulation (“FM”) radio platform, by purchasing its Series C+ convertible redeemable preferred shares with a total cash consideration of $9,466,249. The fair value change of the investment was an increase of $nil and $5,722,345 in fiscal years 2017 and 2018, respectively.

(7)
In July 2015, the Group acquired minority equity interests in Know Box Limited, an online platform for the interaction between teachers and students, by purchasing its Series A convertible redeemable preferred shares with a total cash consideration of $4,660,307. During the fiscal year 2018, the Group acquired additional minority equity interests in Know Box Limited by purchasing its Series B and C convertible redeemable preferred shares with a total cash consideration of $10,197,365. The fair value change of the investment was an increase of $nil and $5,372,745 in fiscal years 2017 and 2018, respectively.

(8)
The Group acquired minority equity interest in several other third-party private companies, the majority of which are engaged in online platform or online education services. The Group holds minority equity interests of these companies through purchasing their convertible redeemable preferred shares. The Group accounted for these investments as available-for-sale investments. There was an increase of $743,478 and $1,321,739 change in fair value of those investments in fiscal years 2017 and 2018, respectively. The Group recorded $1,564,200, $6,047,689 and $1,803,607 impairment loss during the years ended February 29, 2016, February 28, 2017 and February 28, 2018, respectively.

Schedule of Available for Sale Securities Noncurrent Roll Forward [Table Text Block]
The long-term investments accounted for as available-for-sale investments on a recurring basis are as follows:

US$

Balance as of February 29, 2016	$188,790,669
Purchase	40,412,690
Disposal (5)	(50,000,000)
Transfer out upon gaining control of Shunshun Bida	(10,515,391)
Transfer out due to change of accounting method	(1,165,077)
Changes in fair value	74,942,734
Impairment loss	(6,047,689)
Foreign exchange difference	(742,092)
Balance as of February 28, 2017	$235,675,844
Purchase	36,044,236
Disposal	(7,476,733)
Changes in fair value	51,557,227
Impairment loss	(1,803,607)
Foreign exchange difference	8,780,802
Balance as of February 28, 2018	$322,777,769

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of February 28, 2017 and February 28, 2018, information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2017	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$57,753,200	-	$57,753,200	-
Long-term investments
Fair value option investments	$10,158,514	-	-	$10,158,514
Available-for-sale investments	$235,675,844	-	-	$235,675,844
Total	$303,587,558	-	$57,753,200	$245,834,358

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2018	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$18,223,768	-	$18,223,768	-
Trading securities	$50,625,616	$50,625,616	-	-
Long-term investments
Fair value option investments	$7,786,000	-	-	$7,786,000
Available-for-sale investments	$322,777,769	-	-	$322,777,769
Total	$399,413,153	$50,625,616	$18,223,768	$330,563,769